OTHER CURRENT ASSETS - Analysis of financial assets included in other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets included in other current assets	¥ 6,639,593	¥ 8,160,669
Financial assets included in other current assets, net of provision for impairment	4,875,525	6,487,547
Within 1 year
Disclosure of financial assets [line items]
Financial assets included in other current assets	1,114,811	2,582,172
Past due for 1 to 2 years
Disclosure of financial assets [line items]
Financial assets included in other current assets	1,653,822	1,016,290
2020
Disclosure of financial assets [line items]
Financial assets included in other current assets	449,003	1,689,050
Over 3 years
Disclosure of financial assets [line items]
Financial assets included in other current assets	3,421,957	2,873,157
Other current assets
Disclosure of financial assets [line items]
Less: provision for impairment	¥ (1,764,068)	¥ (1,673,122)